Exhibit 99.1

Payment Date:	12/22/2015	GE Equipment Midticket LLC
Closing Date:	09/25/2013	SERIES 2013_1
Next Payment Date:	01/22/2016	STATEMENT TO NOTEHOLDERS
Final Payment Date:	02/22/2023

Note Payment Detail

in Dollars

					Principal	Interest
			Original Face	Beginning	Payment	Payment		Ending
Class	CUSIP	Interest Rate	Value	Class Balance	Amount	Total	Total	Class Balance

Class A-1	36830N AA7	0.23000%	120,900,000.00	0.00	0.00	0.00	0.00	0.00
Class A-2	36830N AB5	0.64000%	132,000,000.00	0.00	0.00	0.00	0.00	0.00
Class A-3	36830N AC3	0.95000%	132,000,000.00	53,001,676.41	9,058,875.11	41,959.66	9,100,834.77	43,942,801.30
Class A-4	36830N AD1	1.39000%	54,800,000.00	54,800,000.00	0.00	63,476.67	63,476.67	54,800,000.00
Class B	36830N AE9	1.78000%	7,150,000.00	7,150,000.00	0.00	10,605.83	10,605.83	7,150,000.00
TOTALS			446,850,000.00	114,951,676.41	9,058,875.11	116,042.16	9,174,917.27	105,892,801.30

Factor Information per $1,000 of Original Face Value

		Beginning Principal				Ending Principal
Class	CUSIP	Factor	Principal	Interest	Total	Factor

Class A-1	36830N AA7	0.0000000	0.0000000	0.0000000	0.0000000	0.0000000
Class A-2	36830N AB5	0.0000000	0.0000000	0.0000000	0.0000000	0.0000000
Class A-3	36830N AC3	401.5278516	68.6278417	0.3178762	68.9457180	332.9000098
Class A-4	36830N AD1	1000.0000000	0.0000000	1.1583334	1.1583334	1000.0000000
Class B	36830N AE9	1000.0000000	0.0000000	1.4833329	1.4833329	1000.0000000
TOTALS		257.2489122	20.2727428	0.2596893	20.5324321	236.9761694

Factor Information per $1,000 of Original Face Value - Fees
Servicing Fee	0.1344566
Servicer Advances	0.0000000
Administration Fees	0.0005595

Authorized Signatory

Payment Date:	12/22/2015	GE Equipment Midticket LLC
Closing Date:	09/25/2013	SERIES 2013_1
Next Payment Date:	01/22/2016	STATEMENT TO NOTEHOLDERS
Final Payment Date:	02/22/2023

Funding of the Collection Account

Available Amounts:

(1)	Principal Payments Received on Loans	4,903,831.90

(2)	Interest Payments Received on Loans	478,380.71

(3)	Payments Received on Leases	4,330,423.60

(4)	Recoveries	0.00

(5)	Purchase Amount of Receivables and related equipment that became Purchased Assets in the current Collection Period pursuant to Section 7.2(b) of the Receivables Purchase and Sale Agreement or Section 2.1 and Section 3.1 of the Limited Removal and Clean-up Call Agreement	0.00

(6)	Investment Earnings	365.72

(7)	Servicer Advances	0.00

(8)	Available Amounts	9,713,001.93

(9)	Draws on the Reserve Account	0.00

(10)	Total Cash Available in the Collection Account	9,713,001.93

Payment Date:	12/22/2015	GE Equipment Midticket LLC
Closing Date:	09/25/2013	SERIES 2013_1
Next Payment Date:	01/22/2016	STATEMENT TO NOTEHOLDERS
Final Payment Date:	02/22/2023

Permitted Withdrawals from Collection Account

	Total Cash Available in the Collection Acccount		9,713,001.93

(i)	Amounts deposited in error		0.00

(ii)	Servicing Fee
	Previously accrued but unpaid	0.00
	Current period accrued	60,081.94
	Total amount due	60,081.94
	Total amount paid	60,081.94
	Closing accrued but unpaid	0.00
	Total Servicing Fee Paid		60,081.94

(iii)	Reimbursement of Servicing Advances		0.00

	Total of Permitted Withdrawals		60,081.94

	Total funds in the Note Distribution Account available for distribution		9,652,919.99

Payment Date:	12/22/2015	GE Equipment Midticket LLC
Closing Date:	09/25/2013	SERIES 2013_1
Next Payment Date:	01/22/2016	STATEMENT TO NOTEHOLDERS
Final Payment Date:	02/22/2023

Payments from the Note Distribution Account

1.	Trustee Fees and Expenses Paid	525.00

2.	Administration Fee Paid	250.00

3.	Class A Note Interest Payment	105,436.33

4.	Class A Note Principal where Class A Note balance exceeds Aggregate	0.00
	Receivable Value

5.	Class B Note Interest Payment	10,605.83

6.	Principal Payments on the Notes
	(i) Class A Note Principal	8,581,647.39
	(ii) Class B Note Principal	0.00

7.	50% of Excess Spread Amount as Principal on Notes	477,227.72

8.	Deposit to the Reserve Account, if any	0.00

9.	Previously unpaid trustee fees and expenses	0.00

10.	Released to Issuer	477,227.72

Payment Date:	12/22/2015	GE Equipment Midticket LLC
Closing Date:	09/25/2013	SERIES 2013_1
Next Payment Date:	01/22/2016	STATEMENT TO NOTEHOLDERS
Final Payment Date:	02/22/2023

Note Interest Payment Amounts

Class A-1 Interest Payment Amount

Interest Payment Due	0.00
Interest Due Paid	0.00
Cumulative Interest Shortfall Amount	0.00

Class A-2 Interest Payment Amount

Interest Payment Due	0.00
Interest Due Paid	0.00
Cumulative Interest Shortfall Amount	0.00

Class A-3 Interest Payment Amount

Interest Payment Due	41,959.66
Interest Due Paid	41,959.66
Cumulative Interest Shortfall Amount	0.00

Class A-4 Interest Payment Amount

Interest Payment Due	63,476.67
Interest Due Paid	63,476.67
Cumulative Interest Shortfall Amount	0.00

Class B Interest Payment Amount

Interest Payment Due	10,605.83
Interest Due Paid	10,605.83
Cumulative Interest Shortfall Amount	0.00

Payment Date:	12/22/2015	GE Equipment Midticket LLC
Closing Date:	09/25/2013	SERIES 2013_1
Next Payment Date:	01/22/2016	STATEMENT TO NOTEHOLDERS
Final Payment Date:	02/22/2023

Note Principal Payment Amounts

Class A-1 Principal Payment Amount
Class A-1 Principal Due	0.00
Class A-1 Principal Paid	0.00
Class A-1 Reallocated Principal Paid	0.00
Class A-1 Turbo Principal Paid	0.00
Class A-1 Total Principal Payment Amount		0.00

Class A-2 Principal Payment Amount
Class A-2 Principal Due	0.00
Class A-2 Principal Paid	0.00
Class A-2 Reallocated Principal Paid	0.00
Class A-2 Turbo Principal Paid	0.00
Class A-2 Total Principal Payment Amount		0.00

Class A-3 Principal Payment Amount
Class A-3 Principal Due	8,581,647.39
Class A-3 Principal Paid	8,581,647.39
Class A-3 Reallocated Principal Paid	0.00
Class A-3 Turbo Principal Paid	477,227.72
Class A-3 Total Principal Payment Amount		9,058,875.11

Class A-4 Principal Payment Amount
Class A-4 Principal Due	0.00
Class A-4 Principal Paid	0.00
Class A-4 Reallocated Principal Paid	0.00
Class A-4 Turbo Principal Paid	0.00
Class A-4 Total Principal Payment Amount		0.00

Class B Principal Payment Amount
Class B Principal Due	0.00
Class B Principal Paid	0.00

Class B Turbo Principal Paid	0.00
Class B Total Principal Payment Amount		0.00

Payment Date:	12/22/2015	GE Equipment Midticket LLC
Closing Date:	09/25/2013	SERIES 2013_1
Next Payment Date:	01/22/2016	STATEMENT TO NOTEHOLDERS
Final Payment Date:	02/22/2023

Reserve Account

			% of	% of
			Current Balance	Original Balance

Initial Reserve Account Deposit		6,480,117.59	3.28%	1.25%

Required Reserve Account Amount

Initial Aggregate Receivable Value	518,409,407.25

Required Reserve Account Amount		10,368,188.15	5.25%	2.00%

Opening Reserve Account Balance		10,368,188.15	5.25%	2.00%
Withdrawals from the Reserve Account		0.00	0.00%	0.00%
Available Reserve Account Amount		10,368,188.15	5.25%	2.00%

Deposits to the Reserve Account		0.00	0.00%	0.00%

Releases from the Reserve Account		0.00	0.00%	0.00%

Ending Reserve Account Balance		10,368,188.15	5.25%	2.00%

Ending Reserve Account Deficiency		0.00	0.00%	0.00%

Please note Reserve Account Investment Earnings of 322.79 have been deposited into Collections

Payment Date:	12/22/2015	GE Equipment Midticket LLC
Closing Date:	09/25/2013	SERIES 2013_1
Next Payment Date:	01/22/2016	STATEMENT TO NOTEHOLDERS
Final Payment Date:	02/22/2023

Collateral Activity

Beginning Aggregate Receivable Value	205,995,218.51	Overcollateralization:
Principal Collections on Loans	4,903,831.90	Ending Aggregate Receivable Value	197,413,571.12
Lease Value Payments	3,563,928.41	Ending Outstanding Principal Balance of Notes	105,892,801.30
Gross Charge-offs	69,100.72	Ending Overcollateralization Amount	91,520,769.82
Total Repurchased Contracts	0.00
Adjustments	44,786.36
Ending Aggregate Receivable Balance	197,413,571.12

Residual Realization

Current Month		Cumulative

Book Residual	658,419.59	Book Residual	11,637,541.76
Residual Realization	773,124.48	Residual Realization	14,232,536.90
Residual Realization Percentage	117.42%	Residual Realization Percentage	122.30%

Aging Summary

	Number of Accounts	Aggregate Receivable Value
0 - 30 Days Past Due	3,068	195,752,040.67
31 - 60 Days Past Due	28	1,147,712.32
61 - 90 Days Past Due	2	64,319.59
91 - 120 Days Past Due	0	0.00
121 - 150 Days Past Due	1	143,917.79
151 - 180 Days Past Due	3	273,579.80
181 or more Days Past Due	2	32,000.95
Total	3,104	197,413,571.12

Other Pool Activity

	Beginning	Current Period	Cumulative	Cumulative %
Defaulted Receivables (at the time receivables became defaulted)	4,279,760.66	12,933.74	4,292,694.40	0.8281%

Charge-offs	1,571,460.98	47,400.72	1,618,861.70	0.3123%

Recoveries	195,430.65	0.00	195,430.65	0.0377%

Payment Date:	12/22/2015	GE Equipment Midticket LLC
Closing Date:	09/25/2013	SERIES 2013_1
Next Payment Date:	01/22/2016	STATEMENT TO NOTEHOLDERS
Final Payment Date:	02/22/2023

Historical Detail

Aging Summary

Payment	31-60 Days		61-90 Days		91-120 Days		121-150 Days		151-180 Days		181 + Days		Total
Date	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance

12/22/2015	28		2		0		1		3		2		36
		1,147,712.32		64,319.59		0.00		143,917.79		273,579.80		32,000.95		1,661,530.45

11/23/2015	24		4		2		3		1		2		36
		2,671,252.96		130,473.95		152,482.59		273,579.80		19,724.44		137,642.29		3,385,156.03

10/22/2015	24		1		3		2		0		3		33
		760,014.60		143,917.79		273,579.80		26,659.13		0.00		209,299.51		1,413,470.83

09/22/2015	16		14		3		0		0		3		36
		636,071.69		1,583,789.05		53,150.31		0.00		0.00		211,419.05		2,484,430.10

08/24/2015	33		3		1		0		0		5		42
		1,305,717.17		142,334.54		145,324.04		0.00		0.00		279,969.08		1,873,344.83

07/22/2015	22		3		2		0		0		5		32
		895,408.10		186,169.63		71,421.60		0.00		0.00		282,088.57		1,435,087.90

06/22/2015	25		2		4		1		0		6		38
		1,035,379.31		48,794.99		213,677.66		21,547.35		0.00		320,499.99		1,639,899.30

05/22/2015	22		5		2		0		2		5		36
		1,904,776.09		353,962.69		55,179.25		0.00		43,829.75		296,939.01		2,654,686.79

04/22/2015	28		7		2		2		1		4		44
		1,107,366.60		379,766.88		67,926.46		43,829.75		45,474.85		251,464.16		1,895,828.70

03/23/2015	42		7		3		5		1		3		61
		1,660,334.71		230,707.17		53,735.22		403,591.41		36,019.89		179,806.94		2,564,195.34

02/23/2015	17		12		6		4		1		2		42
		999,001.05		637,325.65		154,665.51		379,565.96		36,291.93		143,515.01		2,350,365.11

01/22/2015	25		6		8		1		0		3		43
		1,205,857.07		154,307.72		793,560.59		36,291.93		0.00		454,014.04		2,644,031.35

Payment Date:	12/22/2015	GE Equipment Midticket LLC
Closing Date:	09/25/2013	SERIES 2013_1
Next Payment Date:	01/22/2016	STATEMENT TO NOTEHOLDERS
Final Payment Date:	02/22/2023

Historical Detail

Performance Data

Payment	Defaulted			Repurchased	Aggregate	Ending	Lifetime
Date	Receivables	Charge-offs	Recoveries	Amounts	Receivable Value	Overcollateralization	CPR

12/22/2015	4,292,694.40	1,618,861.70	195,430.65	8,207,608.15	197,413,571.12	91,520,769.82	8.87%

11/23/2015	4,279,760.66	1,571,460.98	195,430.65	8,207,608.15	205,995,218.51	91,043,542.10	9.51%

10/22/2015	4,123,902.57	1,408,779.87	177,969.96	8,207,608.15	214,661,584.08	90,706,344.97	9.75%

09/22/2015	4,123,902.57	1,412,300.98	177,969.96	8,207,608.15	223,031,403.65	90,223,658.05	10.18%

08/24/2015	3,776,748.14	1,403,057.92	177,969.96	8,207,608.15	232,448,689.82	89,777,905.40	10.41%

07/22/2015	3,747,044.77	1,377,657.04	177,969.96	8,207,608.15	248,998,121.87	89,197,870.77	9.16%

06/22/2015	3,516,628.76	1,327,606.09	84,700.00	8,207,608.15	258,985,185.48	88,678,626.07	9.21%

05/22/2015	3,367,217.18	1,310,717.38	84,700.00	8,207,608.15	269,853,197.05	88,175,362.81	9.12%

04/22/2015	3,299,290.72	1,309,617.92	84,700.00	8,207,608.15	279,523,940.57	87,566,179.36	9.30%

- Values above represent cumulative amounts as of the corresponding Payment Date

Payment Date:	12/22/2015	GE Equipment Midticket LLC
Closing Date:	09/25/2013	SERIES 2013_1
Next Payment Date:	01/22/2016	STATEMENT TO NOTEHOLDERS
Final Payment Date:	02/22/2023

Repurchases

	Repurchase Date	Account Number	Purchase Price
Purchase Amount of Receivables and related equipment determined by Issuer to be ineligible in accordance with 7.2(b) of the Receivables Purchase and Sale Agreement	09/30/2013	V8736067001	5,532,061.59

	03/31/2015	V3695992003	2,675,546.56

Cumulative Repurchase Amount			8,207,608.15

Payment Date:	12/22/2015	GE Equipment Midticket LLC
Closing Date:	09/25/2013	SERIES 2013_1
Next Payment Date:	01/22/2016	STATEMENT TO NOTEHOLDERS
Final Payment Date:	02/22/2023

Top Obligor Information

Outstanding Aggregate Receivable Balance
Obligor 1	5,872,618.48
Obligor 2	5,011,448.15
Obligor 3	4,274,146.47
Obligor 4	4,172,031.82
Obligor 5	4,100,644.43
Obligor 6	3,474,344.82
Obligor 7	3,233,277.61
Obligor 8	2,999,603.00
Obligor 9	2,975,485.22
Obligor 10	2,848,713.69
Obligor 11	2,518,009.93
Obligor 12	1,855,854.87
Obligor 13	1,646,082.56
Obligor 14	1,635,341.88
Obligor 15	1,393,054.35
Obligor 16	1,290,171.09
Obligor 17	1,289,036.29
Obligor 18	967,404.00
Obligor 19	964,038.04
Obligor 20	906,242.93

Aging Summary By Asset Type

GE Equipment Mid Ticket, L.L.C., Series 2013-1

December 22, 2015

	Aggregate Receivable Value	Nbr Of Accounts	% of Aggregate Receivable Value
Current	184,643,994.58	2,864	93.53%
1 to 30 Past Due	11,108,046.09	204	5.63%
31 to 60 Past Due	1,147,712.32	28	0.58%
61 to 90 Days Delinquent	64,319.59	2	0.03%
91 to 120 Days Delinquent	-	-	0.00%
121 to 150 Days Delinquent	143,917.79	1	0.07%
151 to 180 Days Delinquent	273,579.80	3	0.14%
181 Days Plus Delinquent	32,000.95	2	0.02%

Asset Aging Detail	Page 1 of 3	12/21/2015

Loss & Recovery Detail

GE Equipment Mid Ticket, L.L.C., Series 2013-1

December 22, 2015

Pool Aggregate Net Loss Statistics	Amount	Nbr of Accounts
Cumulative:
Gross Charge Offs	1,893,629.94	56
Net Charge Offs	1,618,861.70	56
Recoveries	195,430.65	4
Net Loss	1,423,431.05	56
Defaulted Receivable Balance	4,292,694.40	61
Current Period:
Gross Charge Offs	69,100.72	2
Net Charge Offs	47,400.72	2
Recoveries	-	-
Defaulted Receivable Balance	12,933.74	1

Average Aggregate Receivable Value:	341,233,282.65	4,282
Aggregate Net Loss Ratio:	0.42%

Average Loss Statistics For Assets Incurring a Loss	Amount	Avg. Loss Rate
Average Gross Chargeoff	31,560.50	44.85%
Average Net Charge Off	26,981.03	38.34%
Average Recovery	3,257.18	4.63%
Average Net Loss	23,723.85	33.71%

Average Receivable Value at the time of Loss or Default	70,372.04

Asset Loss and Recovery Detail	Page 2 of 3	12/21/2015

Defined Terms

Defaulted Receivable: means a receivable with respect to which the related equipment has been repossessed or any portion of the Loan or Lease value is deemed uncollectible (charged off).

Cumulative Gross Chargeoff - Equals the Cumulative credit charge offs of the aggregate Loan or Lease receivable balance at the time the Loan or Lease becomes defaulted, plus any additional losses on the sale of repossessed equipment.

Cumulative Net Chargeoff - Equals the Cumulative Gross Charge off, less any gains on sale from the remarketing of repossessed equipment.

Cumulative Recovery: Collections on defaulted accounts which were written off in a prior period (other than the disposition).

Cumulative Net Loss: Equals the Cumulative Net Chargeoff, less any Cumulative Recoveries.

Charge Off Rate: The ratio of the Gross Charge Off amount over the Aggregate Receivable Balance of the Loan or Lease at the time the Asset was Defaulted.

Average Loss Rate: Average Loss Rate on all assets in the pool that experience a charge off. Average amount charged off divided by the the average receivable value at the time of Default.

Average Net Loss on all assets that have experienced a Net Loss: Cumulative Net Loss divided by the total number of assets that experienced a Net Loss.

Ratio of Aggregate Net Loss: Equals the Cumulative Net Loss amount divided by the Average Aggregate Receivable Value of the pool.

Average Aggregate Receivable Value: Equals the sum of the Ending Aggregate Receivable Balance for each settlement prior to this period's settlement date divided by the total number of settlement periods prior to and the the current settlement period.

Definitions	Page 3 of 3	12/21/2015